Interest Bearing Loans and Borrowings - Additional Information (Detail) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received				$ 430	$ 541
Borrowings				$ 10,487	12,215
Period revolving committed bank facilities be available				5 years
Undrawn committed facilities				$ 3,983	4,370
Bonds repaid	€ 600		$ 400
Interest bearing loans and borrowings [member] | Property, plant and equipment [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans received				0	0
Letters of guarantee [member] | Loans bank advances derivative obligations and future lease obligations [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings				10,000	11,600
Letters of guarantee [member] | Letters of credit [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Borrowings				$ 400	$ 400
Revolving credit facility [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Undrawn committed facilities | €		€ 3,500
Revolving credit facility extended maturity year		2026